Intangibles Assets - Summary of the amount by which these two assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
After tax discount rate [Member] | Radioncologia S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	26.3	27.2	25.1
After tax discount rate [Member] | Laboratorio Cantella S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	21.7	78.2	92
After tax discount rate [Member] | R&R Patólogos Asociados S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	21.3	61.5	23.9
After tax discount rate [Member] | Servimédicos S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	14.8	10.2	20
After tax discount rate [Member] | Clínica Bellavista S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	8	15.3	27.5
After tax discount rate [Member] | Patología Oncológica S.A.C [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	59.5	9.4	32.6
After tax discount rate [Member] | Oncogenomics S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	8	9.7	31.8
After tax discount rate [Member] | Promotora Médica Las Américas S.A. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	17.2	12.9	13.02
After tax discount rate [Member] | Instituto de Cancerología S.A. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0	21.3	32.02
After tax discount rate [Member] | Oncomedica S.A.S. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	14	14.7	15.6
After tax discount rate [Member] | Hospital y Clínica OCA, S.A. de C.V. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	15.4	15.7	16.4
After tax discount rate [Member] | Auna Seguros, S.A. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	87.2	19.42	25.56
Terminal value growth rate [Member] | Radioncologia S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(75.5)	(342.7)
Terminal value growth rate [Member] | R&R Patólogos Asociados S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount			(470.4)
Terminal value growth rate [Member] | Servimédicos S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(10.8)	0	(41.9)
Terminal value growth rate [Member] | Clínica Bellavista S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	1.3	(9.3)
Terminal value growth rate [Member] | Patología Oncológica S.A.C [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(236.3)	1.3
Terminal value growth rate [Member] | Oncogenomics S.A.C. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	1.3	0.5
Terminal value growth rate [Member] | Promotora Médica Las Américas S.A. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(12.6)	3.6	4.97
Terminal value growth rate [Member] | Instituto de Cancerología S.A. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0	(30.1)	(115.57)
Terminal value growth rate [Member] | Oncomedica S.A.S. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.3)	0.2	1.15
Terminal value growth rate [Member] | Hospital y Clínica OCA, S.A. de C.V. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(6.2)	(4.1)	(6.56)
Terminal value growth rate [Member] | Auna Seguros, S.A. [Member]
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(13.3)	(45.64)